GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of General And Administrative Expenses
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Salaries and benefits	$383	$326	$1,069	$1,123
Office and miscellaneous	391	261	1,008	855
Management and consulting fees	109	110	312	345
Investor relations	49	84	216	234
Travel and promotion	37	29	130	75
Professional fees	195	89	898	501
Directors fees	43	30	132	116
Regulatory and compliance fees	35	36	126	116
Depreciation	38	37	108	104
	$1,280	$997	$3,999	$3,469